ACCRUED STOCK PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
ACCRUED STOCK PAYABLE
Schedule of accrued common stock payable

The following tables summarize the changes in accrued common stock payable:

		Number of
	Amount	Shares
Balance as of December 31, 2020	$94,861	359,415
Stock issued	(33,961)	(259,415)
Balance as of March 31, 2021	$60,900	100,000

		Number of
	Amount	Shares
Balance as of December 31, 2019	$80,657	34,469
Employee stock award accrual	19,343	8,267
Consultant stock award	60,900	100,000
Investor stock award accrual	2,185,000	5,485,814
Warrant cashless exercises	33,961	259,415
Stock issued	(2,285,000)	(5,528,550)
Balance as of December 31, 2020	$94,861	359,415